Fair Value Measurements and Derivative Instruments (Income Statement Hedging Instruments) (Details) - Fair value hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Income on Derivative	$ 16,607	$ (8,854)	$ (132)
Amount of Gain (Loss) Recognized in Income on Hedged Item	(23,464)	4,673	6,065
Interest rate swaps | Interest expense, net of interest capitalized
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Income on Derivative	16,607	(8,854)	3,007
Amount of Gain (Loss) Recognized in Income on Hedged Item	(23,464)	4,673	0
Interest rate swaps | Other income (expense)
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Income on Derivative	0	0	(3,139)
Amount of Gain (Loss) Recognized in Income on Hedged Item	$ 0	$ 0	$ 6,065